SEGMENT INFORMATION - REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Sales	$ 1,389,968	$ 1,449,225	$ 1,412,262
Allocated assets	885,972	1,112,870	1,176,123
EBITDA	83,080	145,735	161,247
Total Revenue
Disclosure of operating segments [line items]
Sales			1,412,262
Sales to other companies
Disclosure of operating segments [line items]
Sales	949,949	985,039	961,698
Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	440,019	464,186	450,564
Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			0
EMEA [Member]
Disclosure of operating segments [line items]
Sales	233,921	250,085	234,662
Allocated assets	354,332	378,098	400,010
EBITDA	22,013	37,990	15,350
EMEA [Member] | SPAIN
Disclosure of operating segments [line items]
Sales	233,921	250,085	234,662
EMEA [Member] | Total Revenue
Disclosure of operating segments [line items]
Sales			234,662
EMEA [Member] | Sales to other companies
Disclosure of operating segments [line items]
Sales	127,945	129,120	113,864
EMEA [Member] | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	105,976	120,965	120,798
EMEA [Member] | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			0
Americas [Member]
Disclosure of operating segments [line items]
Sales	583,151	631,329	576,937
Allocated assets	477,830	551,670	545,587
EBITDA	31,087	72,250	52,598
Americas [Member] | ARGENTINA
Disclosure of operating segments [line items]
Sales	75,136	72,251	56,973
Americas [Member] | CHILE
Disclosure of operating segments [line items]
Sales	78,353	79,706	82,188
Americas [Member] | COLOMBIA
Disclosure of operating segments [line items]
Sales	78,290	79,003	70,970
Americas [Member] | EL SALVADOR
Disclosure of operating segments [line items]
Sales	15,064	21,384	17,507
Americas [Member] | UNITED STATES
Disclosure of operating segments [line items]
Sales	59,646	91,946	62,262
Americas [Member] | GUATEMALA
Disclosure of operating segments [line items]
Sales	5,158	4,624	6,232
Americas [Member] | MEXICO
Disclosure of operating segments [line items]
Sales	166,766	174,536	161,492
Americas [Member] | PERU
Disclosure of operating segments [line items]
Sales	68,477	74,457	85,375
Americas [Member] | PUERTO RICO
Disclosure of operating segments [line items]
Sales	20,360	16,979	16,689
Americas [Member] | URUGUAY
Disclosure of operating segments [line items]
Sales	3,111	2,711	2,298
Americas [Member] | PANAMA
Disclosure of operating segments [line items]
Sales	88	744	3,615
Americas [Member] | NICARAGUA
Disclosure of operating segments [line items]
Sales	0	527	3,314
Americas [Member] | COSTA RICA
Disclosure of operating segments [line items]
Sales	12,702	12,461	8,022
Americas [Member] | Total Revenue
Disclosure of operating segments [line items]
Sales			582,038
Americas [Member] | Sales to other companies
Disclosure of operating segments [line items]
Sales	396,225	427,501	381,133
Americas [Member] | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	186,926	203,828	195,804
Americas [Member] | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			5,101
Brazil [Member]
Disclosure of operating segments [line items]
Sales	572,896	567,811	600,663
Allocated assets	466,900	535,527	539,222
EBITDA	39,011	51,482	78,214
Brazil [Member] | BRAZIL
Disclosure of operating segments [line items]
Sales	572,896	567,811	600,663
Brazil [Member] | Sales to other companies
Disclosure of operating segments [line items]
Sales	425,779	428,418	466,701
Brazil [Member] | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	147,117	139,393	133,962
Brazil [Member] | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			8,732
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Sales	0	0
Allocated assets	(413,090)	(352,425)	(308,696)
EBITDA	(9,031)	(15,987)	15,086
Elimination of intersegment amounts [member] | Total Revenue
Disclosure of operating segments [line items]
Sales			(13,833)
Elimination of intersegment amounts [member] | Sales to other companies
Disclosure of operating segments [line items]
Sales	0	0	0
Elimination of intersegment amounts [member] | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	$ 0	$ 0	0
Elimination of intersegment amounts [member] | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			$ (13,833)